Performance Management	Jan. 31, 2026
Curasset Capital Management Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Core Bond Fund. The bar chart shows changes in the Core Bond Fund’s annual returns for the Founder’s Class shares from year to year. The table shows how the Fund’s average annual returns for the periods indicated compare over time with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling toll-free 800-628-4077.
The performance of the Core Bond Fund’s Founders Class shares and the Fund’s other share Classes will differ because the expenses of the Classes differ.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Core Bond Fund. The bar chart shows changes in the Core Bond Fund’s annual returns for the Founder’s Class shares from year to year. The table shows how the Fund’s average annual returns for the periods indicated compare over time with those of a broad measure of market performance.
Bar Chart [Heading]	Curasset Capital Management Core Bond Fund Calendar Year Total Returns
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the Founders Class shares’ highest return for a calendar quarter was 5.33% (quarter ended 12/31/2023) and the Founders Class shares’ lowest return for a calendar quarter was -4.61% (quarter ended 3/31/2022).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	5.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(4.61%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2025	[1]
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	The table below shows how the average annual total returns of the Fund’s Founder Class of shares compare to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Founders Class shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Availability Phone [Text]	800-628-4077
Curasset Capital Management Limited Term Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Limited Term Income Fund. The bar chart shows changes in the Limited Term Income Fund’s annual returns for the Founder’s Class shares from year to year. The table shows how the Fund’s average annual returns for the periods indicated compare over time with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling toll-free 800-628-4077.
The performance of the Limited Term Income Fund’s Founders Class shares and the Fund’s other share Classes will differ because the expenses of the Classes differ.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Limited Term Income Fund. The bar chart shows changes in the Limited Term Income Fund’s annual returns for the Founder’s Class shares from year to year. The table shows how the Fund’s average annual returns for the periods indicated compare over time with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table below shows how the average annual total returns of the Fund’s Founder Class of shares compare to those of the Fund’s benchmark, the Bloomberg US Aggregate Bond Index, and the Bloomberg US Aggregate 1-3 Year Bond Index, which is the Fund’s secondary index.
Bar Chart [Heading]	Curasset Capital Management Limited Term Income FundCalendar Year Total Returns
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the Founders Class shares’ highest return for a calendar quarter was 2.41% (quarter ended 9/30/2024) and the Founders Class shares’ lowest return for a calendar quarter was -2.15% (quarter ended 3/31/2022).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	2.41%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(2.15%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2025	[2]
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	The table below shows how the average annual total returns of the Fund’s Founder Class of shares compare to those of the Fund’s benchmark, the Bloomberg US Aggregate Bond Index, and the Bloomberg US Aggregate 1-3 Year Bond Index, which is the Fund’s secondary index. The table also presents the impact of taxes on the Fund’s Founders Class shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Availability Phone [Text]	800-628-4077

[1]	As of December 31, 2025, there were no Class A and Investor Shares outstanding for the Fund. Institutional Share Class commenced operations on July 14, 2025 and therefore did not have a full year of performance.
[2]	As of December 31, 2025, there were no Class A, Investor or Institutional Shares outstanding for the Fund.